Related Party Transactions (Details) - Schedule of Transactions with Related Parties - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		¥ 17,750	¥ 8,830	¥ 6,253
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member] | Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		4,254	4,456	1,328
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member] | Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		7,050	1,623	2,969
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member] | Guangdong Phoenix Holiday International Travel Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		237
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member] | Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount				380
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member] | Dongguan World Expo Xintiandi Property Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		3,560
Purchases of services and materials provided by other entities controlled by Ms. H are as below [Member] | Others [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		2,649	2,751	1,576
Construction services provided by other entities controlled by the Ms. H [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		133	2,252	1,283
Construction services provided by other entities controlled by the Ms. H [Member] | Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount			1,910
Construction services provided by other entities controlled by the Ms. H [Member] | Others [Member]
Related Party Transaction [Line Items]
Related parties transaction amount			3
Construction services provided by other entities controlled by the Ms. H [Member] | Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount				603
Construction services provided by other entities controlled by the Ms. H [Member] | Guangdong Chengjia Design Co., Ltd.[Member]
Related Party Transaction [Line Items]
Related parties transaction amount		133	339	680
Interest expense paid to the related parties [Member]
Related Party Transaction [Line Items]
Related parties transaction amount			11,118
Interest expense paid to the related parties [Member] | Fine Nation Group Limited [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	[1]		6,946
Interest expense paid to the related parties [Member] | BGY Education Investment [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	[2]		4,172
Property and equipment disposed to the related parties [Member] | BGY Education Investment [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	[3]		57,998
Services provided to other entities controlled by Ms. H [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		26,434	53,294	2,842
Services provided to other entities controlled by Ms. H [Member] | Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount				424
Services provided to other entities controlled by Ms. H [Member] | Others [Member]
Related Party Transaction [Line Items]
Related parties transaction amount				650
Services provided to other entities controlled by Ms. H [Member] | Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	[4]	26,434	53,197
Services provided to other entities controlled by Ms. H [Member] | Kaiping Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount				1,013
Services provided to other entities controlled by Ms. H [Member] | Guangdong Biyouwei Catering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount			¥ 97	¥ 755

[1]	On July 22, 2022, the Group issued a Promissory Note (the “Note”) to Fine Nation Group Limited with a principal amount of USD 130,000 (approximately RMB 877,487) at an interest rate of 7.45% per annum. As of August 31, 2022, the Note had been fully offset with the Group’s short-term investments in accordance to the agreement among the Group, Fine Nation Group Limited and the investment management institution.
[2]	On July 12, 2022, the Group borrowed a short term loan from BGY Education Investment amounting to RMB 480,000 at an interest rate of 7.45% per annum, which had been fully paid as of August 31, 2022.
[3]	On February 28, 2022, the Group has disposed of property and equipment to BGY Education Investment in total consideration of RMB 57,998, which is equal to the carrying amount of theses property and equipment as of the transaction date.
[4]	The amount represented the management fees charged for the provision of services to the Phoenix City Bilingual Kindergarten and other non-for-profit kindergartens.